SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE FOR ALL DEFINITE LIVED INTANGIBLES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
2023	$ 414
2024	414
2025	414
2026	414
2027	414
Thereafter	7,623
Total	9,693
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
2023	23
2024	18
2025	18
2026	18
2027	18
Thereafter	15
Total	$ 110